General and administrative expenses	6 Months Ended
Jun. 30, 2025
General and administrative expenses
General and administrative expenses

15General and administrative expenses

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD
Staff costs	1,520,733	3,547,601
Professional fees	658,798	763,538
Technology costs	223,539	285,654
Other expenses	185,692	343,754
Depreciation of property and equipment	—	130,529
Rent expense	100,855	110,270
Depreciation of right-of-use assets	58,297	92,603
Insurance	50,924	56,755
Office expenses	42,394	54,160
Travel and accommodation	20,504	26,278
Amortization of intangible assets	15,594	19,916
Outsourced employees	13,901	11,761
Entertainment	7,046	8,921
	2,898,277	5,451,740